Capital Assets (Details) - Schedule of capital assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 9,888,648	$ 1,344,251
Accumulated depreciation	(1,044,416)	(57,402)
Net carrying value	8,844,232	1,286,849
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	8,866,157	1,289,702
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	100,921	33,484
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 921,570	$ 21,065